Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (107,452)	$ (110,888)
Unrealized losses from marketable securities	(10,683)	(5,203)
Impairment losses reclassified to the statement of operations	10,050	0
Other comprehensive loss	(633)	(5,203)
Comprehensive loss	$ (108,085)	$ (116,091)